BISYS

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 23, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Attn: Filing Desk

Re:    ProFunds

          File Nos. 333-28339, 811-08239

          Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 55 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Wednesday, March 21, 2007.

Questions related to this filing should be directed to my attention at (617) 824-1447 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Mark Walsh
Mark Walsh
Assistant Counsel

cc:	Barry Pershkow

John Loder, Esq